DoubleLine Low Duration Emerging Markets Fixed Income Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 80.3%

Brazil - 4.2%
2,800,000	Banco Bradesco S.A.	3.20%		01/27/2025	2,678,634
2,500,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50	% (g)	01/23/2081	2,503,961
105,102	Invepar Holdings	0.00	% (a)(b)	12/30/2028	—
1,517,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 2.82%)	4.50%		11/21/2029	1,426,336
5,000,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.45%)	3.88%		04/15/2031	4,406,250

					11,015,181

Chile - 9.3%
1,850,000	AES Andes S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	1,642,957
1,100,000	Banco del Estado de Chile	2.70%		01/09/2025	1,043,184
4,850,000	Chile Electricity PEC S.p.A.	0.00	% (d)	01/25/2028	3,580,650
300,000	Colbun S.A.	4.50%		07/10/2024	298,324
608,500	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	556,406
2,500,267	Empresa Electrica Cochrane S.p.A.	5.50%		05/14/2027	2,106,457
5,350,000	Enel Generacion Chile S.A.	4.25%		04/15/2024	5,275,742
295,000	Geopark Ltd.	6.50%		09/21/2024	299,261
2,294,240	GNL Quintero S.A.	4.63%		07/31/2029	2,206,910
1,150,000	Guacolda Energia S.A.	4.56%		04/30/2025	406,885
700,000	Mercury Chile Holdco LLC	6.50	% (d)	01/24/2027	607,894
900,000	Mercury Chile Holdco LLC	6.50%		01/24/2027	781,578
1,100,000	Sociedad Quimica y Minera de Chile S.A.	4.38%		01/28/2025	1,090,546
2,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	2,004,540
1,478,000	VTR Comunicaciones S.p.A.	5.13%		01/15/2028	1,068,592
1,500,000	VTR Finance NV	6.38%		07/15/2028	1,072,677

					24,042,603

Colombia - 6.6%
1,350,000	AI Candelaria Spain S.A.	7.50%		12/15/2028	1,212,530
3,430,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	4.88%		10/18/2027	3,205,335
2,700,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	2,360,623
3,350,000	Ecopetrol S.A.	5.88%		09/18/2023	3,364,623
3,100,000	Ecopetrol S.A.	4.13%		01/16/2025	2,878,040
2,800,000	Grupo Aval Ltd.	4.75%		09/26/2022	2,794,232
1,100,000	Grupo de Inversiones Suramericana S.A.	5.50%		04/29/2026	1,037,243
270,000	Millicom International Cellular S.A.	6.63%		10/15/2026	258,077

					17,110,703

Dominican Republic - 0.4%
900,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	905,602

Guatemala - 0.4%
1,216,800	Millicom International Cellular S.A.	5.13%		01/15/2028	1,047,367

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

India - 2.8%
1,200,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	1,169,741
200,000	ONGC Videsh Ltd.	3.75%		05/07/2023	200,223
1,500,000	ONGC Videsh Ltd.	4.63%		07/15/2024	1,509,967
500,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%		07/27/2026	484,510
3,150,000	Reliance Industries Ltd.	4.13%		01/28/2025	3,150,403
900,000	Vedanta Resources Ltd.	7.13%		05/31/2023	733,586

					7,248,430

Indonesia - 6.0%
900,000	Freeport Indonesia PT	4.76	% (d)	04/14/2027	865,800
500,000	Freeport-McMoRan, Inc.	5.00%		09/01/2027	496,932
4,450,000	Freeport-McMoRan, Inc.	4.13%		03/01/2028	4,138,189
1,300,000	Indonesia Asahan Aluminium Persero PT	4.75%		05/15/2025	1,293,546
3,800,000	Minejesa Capital B.V.	4.63%		08/10/2030	3,423,420
1,900,000	Pertamina Persero PT	4.30%		05/20/2023	1,906,517
3,800,000	Pertamina Persero PT	1.40%		02/09/2026	3,380,983

					15,505,387

Jamaica - 0.1%
350,326	Digicel Group Holdings Ltd. (5.00% + 3.00% PIK)	8.00	% (d)	04/01/2025	247,113
55,224	Digicel Group Holdings Ltd. (7.00% PIK)	7.00	% (c)(d)	07/18/2022	25,817

					272,930

Korea - 12.5%
1,100,000	Korea Development Bank	1.25%		06/03/2025	1,030,749
3,000,000	Korea Development Bank	1.00%		09/09/2026	2,709,542
1,700,000	Korea East-West Power Company Ltd.	1.75	% (d)	05/06/2025	1,604,794
3,431,000	Korea East-West Power Company Ltd.	1.75%		05/06/2025	3,238,851
1,500,000	Korea Electric Power Corporation	1.13	% (d)	06/15/2025	1,390,222
4,600,000	Korea Electric Power Corporation	1.13%		06/15/2025	4,263,349
1,100,000	Korea Hydro & Nuclear Power Company Ltd.	1.25	% (d)	04/27/2026	1,001,406
4,550,000	Korea Southern Power Company Ltd.	0.75	% (d)	01/27/2026	4,092,707
5,500,000	KT Corporation	1.00%		09/01/2025	5,038,275
4,500,000	LG Chem Ltd.	3.25%		10/15/2024	4,448,778
3,600,000	POSCO Holdings, Inc.	2.38%		01/17/2023	3,581,159

					32,399,832

Kuwait - 1.7%
400,000	Equate Petrochemical B.V.	4.25%		11/03/2026	393,017
2,600,000	MEGlobal Canada ULC	5.00	% (d)	05/18/2025	2,628,927
1,500,000	MEGlobal Canada ULC	5.00%		05/18/2025	1,516,689

					4,538,633

Malaysia - 3.9%
1,244,000	Axiata SPV2 BHD	4.36%		03/24/2026	1,259,394
3,400,000	Petronas Capital Ltd.	3.50%		03/18/2025	3,373,189
5,550,000	TNB Global Ventures Capital BHD	3.24%		10/19/2026	5,354,224

					9,986,807

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Mexico - 1.8%
1,500,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88	% (c)	07/06/2022	1,487,820
2,000,000	BBVA Bancomer S.A.	1.88%		09/18/2025	1,816,140
1,000,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	929,790
600,000	Orbia Advance Corporation S.A.B. de C.V.	1.88%		05/11/2026	536,508

					4,770,258

Panama - 3.1%
1,000,000	Banistmo S.A.	3.65%		09/19/2022	1,000,390
3,250,000	Multibank, Inc.	4.38%		11/09/2022	3,247,254
227,583	Panama Metro Line SP	0.00	% (d)	12/05/2022	223,546
359,669	Panama Metro Line SP	0.00%		12/05/2022	353,288
3,557,000	Sable International Finance Ltd.	5.75%		09/07/2027	3,269,274

					8,093,752

Paraguay - 0.6%
600,000	Banco Continental SAECA	2.75	% (d)	12/10/2025	511,041
1,200,000	Banco Continental SAECA	2.75%		12/10/2025	1,022,082

					1,533,123

Peru - 10.0%
1,735,000	Banco BBVA Peru S.A.	5.00%		08/26/2022	1,736,293
2,700,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25	% (d)	09/30/2031	2,370,492
650,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25%		09/30/2031	570,674
1,750,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	1,602,125
1,750,000	Banco Internacional del Peru S.A.A. Interbank (1 Year CMT Rate + 3.71%)	4.00%		07/08/2030	1,624,157
1,000,000	Banco Internacional del Peru S.A.A. Interbank (3 Month LIBOR USD + 5.76%)	6.63%		03/19/2029	998,640
500,000	Camposol S.A.	6.00%		02/03/2027	421,185
1,400,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25%		07/15/2029	1,350,993
3,343,750	Fenix Power Peru S.A.	4.32%		09/20/2027	3,132,074
2,564,800	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	2,353,204
2,900,000	Inkia Energy Ltd.	5.88%		11/09/2027	2,659,300
289,452	Interoceanica Finance Ltd.	0.00%		11/30/2025	267,743
2,300,000	Kallpa Generacion S.A.	4.88%		05/24/2026	2,208,000
1,633,000	Orazul Energy Peru S.A.	5.63%		04/28/2027	1,454,995
870,000	Scotiabank Peru S.A.A. (3 Month LIBOR USD + 3.86%)	4.50%		12/13/2027	864,439
2,400,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	2,271,564

					25,885,878

Qatar - 1.7%
700,000	Qatar Energy	1.38	% (d)	09/12/2026	631,044
4,300,000	Qatar Energy	1.38%		09/12/2026	3,876,411

					4,507,455

Saudi Arabia - 1.9%
900,000	SA Global Sukuk Ltd.	1.60	% (d)	06/17/2026	821,929
3,400,000	SA Global Sukuk Ltd.	1.60%		06/17/2026	3,105,064

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
500,000	Saudi Arabian Oil Company	1.25	% (d)	11/24/2023	483,969
400,000	Saudi Arabian Oil Company	2.88%		04/16/2024	392,982

					4,803,944

Singapore - 10.9%
500,000	DBS Group Holdings Ltd.	1.17	% (d)	11/22/2024	474,245
5,500,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	5,006,183
450,000	DBS Group Holdings Ltd. (5 Year Mid Swap Rate USD + 1.59%)	4.52%		12/11/2028	453,467
1,000,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	% (d)	09/10/2030	923,865
5,500,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	5,081,257
1,300,000	PSA Treasury Pte Ltd.	2.50%		04/12/2026	1,254,886
1,100,000	SingTel Group Treasury Pte Ltd.	3.25%		06/30/2025	1,088,748
5,000,000	SingTel Group Treasury Pte Ltd.	2.38%		10/03/2026	4,749,200
3,250,000	Temasek Financial Ltd.	2.38%		01/23/2023	3,241,183
2,700,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.50%)	3.75%		04/15/2029	2,680,303
3,800,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	3,442,230

					28,395,567

South Africa - 0.4%
1,000,000	Gold Fields Orogen Holdings BVI Ltd.	5.13%		05/15/2024	1,009,616

United Arab Emirates - 2.0%
5,530,524	Galaxy Pipeline Assets Bidco Ltd.	1.75%		09/30/2027	5,148,348

Total Foreign Corporate Bonds (Cost $225,199,332)					208,221,416

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 18.3%

Brazil - 1.9%
5,100,000	Brazilian Government International Bond	2.88%		06/06/2025	4,814,406

Chile - 0.3%
800,000	Chile Government International Bond	3.13%		01/21/2026	772,614

Colombia - 2.2%
400,000	Colombia Government International Bond	2.63%		03/15/2023	393,720
5,800,000	Colombia Government International Bond	4.50%		01/28/2026	5,452,648

					5,846,368

Indonesia - 2.4%
1,500,000	Perusahaan Penerbit SBSN Indonesia III	3.30%		11/21/2022	1,501,125
3,250,000	Perusahaan Penerbit SBSN Indonesia III	2.30%		06/23/2025	3,088,313
1,500,000	Perusahaan Penerbit SBSN Indonesia III	1.50	% (d)	06/09/2026	1,350,000
300,000	Perusahaan Penerbit SBSN Indonesia III	1.50%		06/09/2026	270,000

					6,209,438

Malaysia - 1.9%
5,100,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	5,041,247

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Panama - 2.3%
2,500,000	Panama Government International Bond	4.00%		09/22/2024	2,497,025
3,600,000	Panama Government International Bond	3.75%		03/16/2025	3,559,397

					6,056,422

Peru - 2.2%
6,300,000	Peruvian Government International Bond	2.39%		01/23/2026	5,863,621

Qatar - 1.8%
4,700,000	Qatar Government International Bond	3.25%		06/02/2026	4,642,519

Saudi Arabia - 0.9%
2,300,000	Saudi Government International Bond	3.25%		10/26/2026	2,250,085

South Africa - 1.4%
2,500,000	Republic of South Africa Government Bond	4.67%		01/17/2024	2,486,130
1,300,000	Republic of South Africa Government Bond	4.88%		04/14/2026	1,235,286

					3,721,416

United Arab Emirates - 1.0%
1,500,000	Abu Dhabi Government International Bond	0.75	% (d)	09/02/2023	1,453,343
1,300,000	Abu Dhabi Government International Bond	2.50	% (d)	04/16/2025	1,262,418

					2,715,761

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $51,635,633)					47,933,897

Common Stocks - 0.1%
18,285	Frontera Energy Corporation (e)				145,185

Total Common Stocks (Cost $1,636,240)					145,185

Warrants - 0.0%
87,695	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00 (a)(e)			05/16/2039	—

Total Warrants (Cost $—)					—

Short Term Investments - 0.6%
550,746	First American Government Obligations Fund - Class U	1.31	% (f)		550,746
550,745	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.35	% (f)		550,745
550,745	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.38	% (f)		550,745

Total Short Term Investments (Cost $1,652,236)					1,652,236

Total Investments - 99.3% (Cost $280,123,441)					257,952,734
Other Assets in Excess of Liabilities - 0.7%					1,809,634

NET ASSETS - 100.0%					$259,762,368

(a)	Value determined using significant unobservable inputs.

(b)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(c)	Perpetual maturity. The date disclosed is the next call date of the security.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(e)	Non-income producing security

(f)	Seven-day yield as of period end

(g)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

BRL	Brazilian Real

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	80.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	18.3%
Short Term Investments	0.6%
Common Stocks	0.1%
Warrants	0.0%	(h)
Other Assets and Liabilities	0.7%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	22.7%
Utilities	18.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	18.3%
Energy	12.5%
Telecommunications	8.2%
Transportation	5.4%
Mining	3.3%
Chemical Products	2.9%
Finance	2.7%
Chemicals/Plastics	2.2%
Building and Development (including Steel/Metals)	1.4%
Short Term Investments	0.6%
Consumer Products	0.2%
Construction	0.0%	(h)
Other Assets and Liabilities	0.7%

	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

Korea	12.5%
Peru	12.2%
Singapore	10.9%
Chile	9.6%
Colombia	8.8%
Indonesia	8.4%
Brazil	6.1%
Malaysia	5.8%
Panama	5.4%
Qatar	3.5%
United Arab Emirates	3.0%
India	2.8%
Saudi Arabia	2.8%
Mexico	1.8%
South Africa	1.8%
Kuwait	1.7%
United States	0.7%
Paraguay	0.6%
Guatemala	0.4%
Dominican Republic	0.4%
Jamaica	0.1%
Other Assets and Liabilities	0.7%

100.0%

(h)	Represents less than 0.05% of net assets

Notes to Schedule of Investments

June 30, 2022 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange—traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”, formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2022:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$1,662,763,276	$90,884,664	$7,066,023	$3,865,179	$343,915,047	$21,782,424
Affiliated Mutual Funds	—	503,365,400	—	4,079,671	—	—
Common Stocks	—	1,450,535	1,561,309	—	610,378	17,742
Exchange Traded Funds	—	—	—	2,911,529	—	—
Real Estate Investment Trusts	—	—	—	875,130	—	—
Total Level 1	1,662,763,276	595,700,599	8,627,332	11,731,509	344,525,425	21,800,166
Level 2
US Government and Agency Mortgage Backed Obligations	16,010,175,667	1,511,616,048	—	3,003,330	195,478,990	—
Non-Agency Residential Collateralized Mortgage Obligations	10,263,018,721	998,163,419	—	5,148,597	1,020,162,871	—
Non-Agency Commercial Mortgage Backed Obligations	3,702,290,788	630,670,326	—	—	992,281,990	1,362,370
US Government and Agency Obligations	2,644,596,163	1,680,541,726	—	—	907,389,557	—
Asset Backed Obligations	2,106,925,137	394,857,488	—	—	479,853,728	—
Collateralized Loan Obligations	1,338,823,579	353,924,777	—	—	1,114,611,120	6,615,020
US Corporate Bonds	—	1,462,159,934	—	—	462,022,425	10,874,082
Foreign Corporate Bonds	—	597,195,302	396,936,445	—	696,771,806	661,073
Bank Loans	—	386,007,312	—	—	421,152,268	282,883,742
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	133,290,691	196,711,037	—	126,962,478	—
Other Short Term Investments	—	6,708,880	—	4,882,789	103,816,236	—
Municipal Bonds	—	6,021,952	—	—	—	—
Total Level 2	36,065,830,055	8,161,157,855	593,647,482	13,034,716	6,520,503,469	302,396,287
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	76,813,646	139,122	—	—	—	—
Asset Backed Obligations	72,037,938	7,587,452	—	—	—	—
Collateralized Loan Obligations	447,066	—	—	119,229	—	—
Common Stocks	—	2,142,453	—	—	—	1,138,845

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Bank Loans	$—	$490,110	$—	$—	$—	$392,471
Foreign Corporate Bonds	—	—	—	—	—	—
Rights	—	12,028	—	—	—	—
Warrants	—	7,563	—	—	—	—
Total Level 3	149,298,650	10,378,728	—	119,229	—	1,531,316
Total	$37,877,891,981	$8,767,237,182	$602,274,814	$24,885,454	$6,865,028,894	$325,727,769
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(114,344)	$—	$—
Total Level 1	—	—	—	(114,344)	—	—
Level 2
Excess Return Swaps	—	—	—	(1,117,337)	—	—
Unfunded Loan Commitments	—	(70,112)	—	—	—	(64,282)
Total Level 2	—	(70,112)	—	(1,117,337)	—	(64,282)
Level 3	—	—	—	—	—	—
Total	$—	$(70,112)	$—	$(1,231,681)	$—	$(64,282)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$76,323,852	$23,784,693	$1,652,236	$963,864	$16,954,092	$5,726,110
Common Stocks	21,715	43,050	145,185	—	—	—
Total Level 1	76,345,567	23,827,743	1,797,421	963,864	16,954,092	5,726,110
Level 2
Collateralized Loan Obligations	1,324,314,253	216,622,935	—	—	—	—
US Government and Agency Obligations	1,289,768,923	—	—	9,933,117	—	43,881,165
Non-Agency Residential Collateralized Mortgage Obligations	985,758,535	202,480,788	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	951,173,046	162,420,499	—	—	—	—
Bank Loans	612,776,471	105,395,867	—	—	—	—
Asset Backed Obligations	520,867,600	56,279,785	—	—	—	—
Foreign Corporate Bonds	519,315,335	71,154,124	208,221,416	—	—	—
US Corporate Bonds	512,374,156	57,520,158	—	—	—	—
US Government and Agency Mortgage Backed Obligations	184,518,412	84,286,162	—	37,236,876	—	—
Other Short Term Investments	147,497,405	22,570,926	—	—	240,850,723	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	$84,409,341	$32,658,912	$47,933,897	$—	$—	$77,254,932
Total Level 2	7,132,773,477	1,011,390,156	256,155,313	47,169,993	240,850,723	121,136,097
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,255,409	996,980	—	—	—	—
Common Stocks	1,159,929	451,795	—	—	—	—
Asset Backed Obligations	—	17,612,133	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	—	8,156,055	—	—	—	—
Bank Loans	—	107,165	—	—	—	—
Collateralized Loan Obligations	—	63,867	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Rights	—	2,883	—	—	—	—
Warrants	—	852	—	—	—	—
Total Level 3	6,415,338	27,391,730	—	—	—	—
Total	$7,215,534,382	$1,062,609,629	$257,952,734	$48,133,857	$257,804,815	$126,862,207
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(236,853)	$—	$—
Total Level 1	—	—	—	(236,853)	—	—
Level 2
Excess Return Swaps	(1,063,550,627)	—	—	—	(22,571,205)	—
Forward Currency Exchange Contracts	—	—	—	—	—	52,493
Unfunded Loan Commitments	—	(23,108)	—	—	—	—
Total Level 2	(1,063,550,627)	(23,108)	—	—	(22,571,205)	52,493
Level 3	—	—	—	—	—	—
Total	$(1,063,550,627)	$(23,108)	$—	$(236,853)	$(22,571,205)	$52,493

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$26,952,361	$3,397,167	$2,737,953	$444,547	$327,241	$5,714,152
Affiliated Mutual Funds	—	—	5,953,243	—	—	—
Total Level 1	26,952,361	3,397,167	8,691,196	444,547	327,241	5,714,152
Level 2
Asset Backed Obligations	238,748,570	—	2,615,190	—	—	3,033,766
US Corporate Bonds	144,223,857	1,215,399	5,857,516	3,297,984	—	—
Foreign Corporate Bonds	56,326,570	994,974	4,318,210	575,378	1,347,609	—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Commercial Paper	$—	$2,234,869	$—	$—	$—	$—
Collateralized Loan Obligations	—	—	14,568,794	3,861,222	—	16,409,660
Non-Agency Residential Collateralized Mortgage Obligations	—	—	10,842,402	—	—	19,521,988
Non-Agency Commercial Mortgage Backed Obligations	—	—	10,350,330	2,678,238	—	17,167,835
US Government and Agency Obligations	—	—	5,428,069	2,439,735	—	4,499,922
Other Short Term Investments	—	—	2,994,758	—	—	—
US Government and Agency Mortgage Backed Obligations	—	—	2,977,319	—	—	9,496,889
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	773,365	—	6,797,609	—
Total Level 2	439,298,997	4,445,242	60,725,953	12,852,557	8,145,218	70,130,060
Level 3
Foreign Corporate Bonds	2,188,907	—	—	—	—	—
Asset Backed Obligations	—	—	—	—	—	7,405,547
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,174,201
Total Level 3	2,188,907	—	—	—	—	8,579,748
Total	$468,440,265	$7,842,409	$69,417,149	$13,297,104	$8,472,459	$84,423,960
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Forward Currency Exchange Contracts	—	—	(1,273,143)	—	—	—
Excess Return Swaps	—	—	(1,289,040)	(527,935)	—	—
Total Level 2	—	—	(2,562,183)	(527,935)	—	—
Level 3	—	—	—	—	—	—
Total	$—	$—	$(2,562,183)	$(527,935)	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$9,896,982
Money Market Funds	3,048,543
Total Level 1	12,945,525
Level 2
US Government and Agency Obligations	1,235,403
Other Short Term Investments	984,307
Total Level 2	2,219,710
Level 3	—
Total	$15,165,235

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Other Financial Instruments
Level 1	$—
Level 2
Excess Return Swaps	418,483
Total Level 2	418,483
Level 3	—
Total	$418,483

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Asset Backed Obligations	$18,148,394	$1	$(672,913)	$—	$252,285	$(115,634)	$—	$—	$17,612,133	$(611,394)
Non-Agency Residential Collateralized Mortgage Obligations	8,647,146	27,297	(273,798)	36,774	—	(281,364)	—	—	8,156,055	(255,760)
Non-Agency Commercial Mortgage Backed Obligations	1,134,911	2,051	(72,518)	2,267	—	(69,731)	—	—	996,980	(83,377)
Common Stocks	502,597	—	(50,802)	—	—	—	—	—	451,795	(50,802)
Bank Loans	108,383	115	(2,047)	1,046	—	(332)	—	—	107,165	(1,929)
Collateralized Loan Obligations	73,653	—	(13,089)	305	2,998	—	—	—	63,867	(10,922)
Rights	—	—	2,883	—	—	—	—	—	2,883	—
Warrants	1,287	—	(435)	—	—	—	—	—	852	(435)
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—	—	—	—	—

Total	$28,616,371	$29,464	$(1,082,719)	$40,392	$255,283	$(467,061)	$—	$—	$27,391,730	$(1,014,619)

DoubleLine Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Asset Backed Obligations	$7,811,068	$—	$(456,647)	$(276)	$100,819	$(49,417)	$—	$—	$7,405,547	$(431,167)
Non-Agency Commercial Mortgage Backed Obligations	1,157,833	—	13,384	2,984	—	—	—	—	1,174,201	13,384

Total	$8,968,901	$—	$(443,263)	$2,708	$100,819	$(49,417)	$—	$—	$8,579,748	$(417,783)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(a)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$17,612,133	Market Comparables	Market Quotes	$66.45 - $1,685.22 ($222.97)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$8,156,055	Market Comparables	Market Quotes	$93.94 ($93.94)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$996,980	Market Comparables	Market Quotes	$75.25 ($75.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$451,795	Market Comparables	Market Quotes	$0.50 - $27.00 ($21.30)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$107,165	Market Comparables	Market Quotes	$99.18 ($99.18)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$63,867	Market Comparables	Market Quotes	$23.15 ($23.15)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$2,883	Intrinsic Value	Asset Sale Proceeds	$3.75 - $4.00 ($3.88)	Significant changes in asset sale proceeds would have resulted in direct changes in fair value of the security
Warrants	$852	Market Comparables	Market Quotes	$0.20 ($0.20)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
Escrow Notes	$—	Intrinsic Value	Reserve Account Value	$0.00 ($0.00)	Significant changes in reserve account value would have resulted in direct changes in fair value of the security
DoubleLine Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$7,405,547	Market Comparables	Market Quotes	$61.11 - $8,337.34 ($1,634.58)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,174,201	Market Comparables	Market Quotes	$78.28 ($78.28)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.